Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 11,532,857	$ 11,265,332
Stock based compensation	733,206	4,459,732
Accrued compensation	1,485,827	1,525,089
Credit carryforwards	106,856	124,525
Amortization		1,755
Gross deferred tax assets	13,858,746	17,376,433
Less valuation allowance	(13,768,801)	(17,321,688)
Net deferred tax assets	89,945	54,745
Depreciation	(89,945)	(54,745)
Gain on sale of assets
Gross deferred tax liabilities	(89,945)	(54,745)
Net deferred tax assets